Aptus Large Cap Upside ETF
Schedule of Investments
January 31, 2025 (Unaudited)

COMMON STOCKS - 90.9%	Shares	Value
Basic Materials - 1.4%
Linde PLC	450	$200,754
Sherwin-Williams Company	650	232,804
		433,558

Communications - 9.9%
Airbnb, Inc. - Class A (a)	1,400	183,638
Alphabet, Inc. - Class A	1,250	255,025
Alphabet, Inc. - Class C	1,200	246,720
Amazon.com, Inc. (a)	2,700	641,736
CDW Corporation	650	129,441
Cisco Systems, Inc.	2,700	163,620
Expedia Group, Inc. (a)	1,050	179,498
MercadoLibre, Inc. (a)	100	192,219
Meta Platforms, Inc. - Class A	350	241,213
Motorola Solutions, Inc.	850	398,862
Netflix, Inc. (a)	250	244,190
Palo Alto Networks, Inc. (a)	900	165,978
		3,042,140

Consumer, Cyclical - 8.7%
Chipotle Mexican Grill, Inc. (a)	5,250	306,338
Costco Wholesale Corporation	250	244,970
Fastenal Company	2,900	212,396
Home Depot, Inc.	700	288,386
PACCAR, Inc.	1,450	160,776
TJX Companies, Inc.	2,000	249,580
Tractor Supply Company	3,000	163,080
Ulta Beauty, Inc. (a)	500	206,075
W.W. Grainger, Inc.	300	318,801
Walmart, Inc.	3,100	304,296
Warner Music Group Corporation - Class A	7,400	235,320
		2,690,018

Consumer, Non-cyclical - 22.3%
AbbVie, Inc.	1,500	275,850
Amgen, Inc.	750	214,065
Automatic Data Processing, Inc.	1,350	409,063
Cencora, Inc.	1,950	495,709
Church & Dwight Company, Inc.	1,800	189,936
Cintas Corporation	1,300	260,741
Clorox Company	1,400	222,152
Coca-Cola Company	4,650	295,182
Colgate-Palmolive Company	4,750	411,825
Eli Lilly & Company	400	324,432
General Mills, Inc.	1,850	111,259
Hershey Company	1,300	194,025
Johnson & Johnson	1,350	205,403
Kellanova	2,850	232,930
Kimberly-Clark Corporation	2,950	383,411
Merck & Company, Inc.	2,400	237,168
Monster Beverage Corporation (a)	2,700	131,517
Moody's Corporation	350	174,804
PepsiCo, Inc.	1,750	263,708
Procter & Gamble Company	1,400	232,386
Regeneron Pharmaceuticals, Inc. (a)	200	134,596
Rollins, Inc.	3,900	193,050
Sysco Corporation	5,300	386,476
UnitedHealth Group, Inc.	450	244,121
Verisk Analytics, Inc.	1,450	416,788
Vertex Pharmaceuticals, Inc. (a)	500	230,840
		6,871,437

Energy - 5.0%
Cheniere Energy, Inc.	1,550	346,657
Diamondback Energy, Inc.	750	123,270
Exxon Mobil Corporation	1,400	149,562
Marathon Petroleum Corporation	1,650	240,422
ONEOK, Inc.	2,000	194,340
Phillips 66	1,400	165,018
Valero Energy Corporation	950	126,350
Williams Companies, Inc.	3,750	207,862
		1,553,481

Financial - 14.9%
American Express Company	700	222,215
Ameriprise Financial, Inc.	550	298,848
Arch Capital Group, Ltd.	2,700	251,289
Arthur J Gallagher & Company	650	196,183
Cboe Global Markets, Inc.	1,300	265,629
Chubb, Ltd.	850	231,098
CME Group, Inc.	1,100	260,172
Hartford Financial Services Group, Inc.	1,950	217,522
Interactive Brokers Group, Inc. - Class A	1,100	239,184
Iron Mountain, Inc.	2,500	253,925
Marsh & McLennan Companies, Inc.	1,100	238,568
Mastercard, Inc. - Class A	900	499,887
Progressive Corporation	1,200	295,728
Simon Property Group, Inc.	1,100	191,246
Travelers Cos., Inc.	800	196,144
Visa, Inc. - Class A	1,100	375,980
W R Berkley Corporation	4,150	244,145
Welltower, Inc.	1,000	136,480
		4,614,243

Industrial - 7.7%
Caterpillar, Inc.	400	148,576
Garmin, Ltd.	1,250	269,813
General Dynamics Corporation	650	167,037
Honeywell International, Inc.	700	156,604
Illinois Tool Works, Inc.	1,400	362,824
Lockheed Martin Corporation	850	393,508
Republic Services, Inc.	1,150	249,400
Trane Technologies PLC	500	181,375
Waste Management, Inc.	1,250	275,325
Westinghouse Air Brake Technologies Corporation	900	187,128
		2,391,590

Technology - 21.0%
Apple, Inc.	6,200	1,463,200
Broadridge Financial Solutions, Inc.	750	178,665
Crowdstrike Holdings, Inc. - Class A (a)	600	238,842
Datadog, Inc. - Class A (a)	1,500	214,065
Fiserv, Inc. (a)	1,100	237,644
Gartner, Inc. (a)	600	325,698
Leidos Holdings, Inc.	1,450	205,944
Microsoft Corporation	3,300	1,369,698
NetApp, Inc.	1,850	225,885
NVIDIA Corporation	10,650	1,278,745
Oracle Corporation	1,050	178,563
Paychex, Inc.	1,800	265,806
ServiceNow, Inc. (a)	300	305,514
		6,488,269
TOTAL COMMON STOCKS (Cost $28,105,169)		28,084,736

SHORT-TERM INVESTMENTS - 7.3%		Value
U.S. Treasury Bills - 7.3%	Par
4.25%, 03/20/2025 (b)	$2,250,000	2,238,131
TOTAL SHORT-TERM INVESTMENTS (Cost $2,237,619)		2,238,131

TOTAL INVESTMENTS - 98.2% (Cost $30,342,788)		30,322,867
Other Assets in Excess of Liabilities - 1.8%		570,238
TOTAL NET ASSETS - 100.0%		$30,893,105
two		–%
Percentages are stated as a percent of net assets.		–%

(a)	Non-income producing security.
(b)	The rate shown is the annualized effective yield as of January 31, 2025.

Aptus Large Cap Upside ETF
Schedule of Total Return Swap Contracts
January 31, 2025 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
RCXTSOA6	Goldman Sachs	Receive	EFFR	Termination	01/26/2026	$ 30,568,354	$ 51,701
Net Unrealized Appreciation (Depreciation)							$ 51,701

There are no upfront payments or receipts associated with total return swaps in the Fund as of January 31, 2025.

EFFR - Effective Federal Funds Rate was 4.33% as of January 31, 2025.

The underlying components of the basket as of January 31, 2025 are shown below:

Description	Expiration Date	Number of Contracts Sold	Notional Amount	Concentration % of Exposure
Futures Contracts:
E-mini S&P 500 March Index	03/21/2025	2,526	$15,324,400	50.13%
Total Futures Contracts			15,324,400	50.13%
Option Contracts:
S&P 500 Weekly P5845 Index	01/31/2025	-	-	0.00%
S&P 500 Weekly P5910 Index	01/31/2025	-	-	0.00%
S&P 500 Weekly P5915 Index	01/31/2025	-	-	0.00%
S&P 500 Weekly P5955 Index	01/31/2025	-	-	0.00%
S&P 500 Weekly P5985 Index	01/31/2025	-	-	0.00%
S&P 500 Weekly P5820 Index	02/03/2025	(34.26)	(13)	0.00%
S&P 500 Weekly P5880 Index	02/03/2025	(134.22)	(119)	0.00%
S&P 500 Weekly P5890 Index	02/03/2025	(48.39)	(52)	0.00%
S&P 500 Weekly P5950 Index	02/03/2025	(136.59)	(511)	0.00%
S&P 500 Weekly P5985 Index	02/03/2025	(387.87)	(3,096)	-0.01%
S&P 500 Weekly P5860 Index	02/04/2025	(48.01)	(71)	0.00%
S&P 500 Weekly P5870 Index	02/04/2025	(94.99)	(164)	0.00%
S&P 500 Weekly P5930 Index	02/04/2025	(74.35)	(378)	0.00%
S&P 500 Weekly P5955 Index	02/04/2025	(135.94)	(1,084)	0.00%
S&P 500 Weekly P5845 Index	02/05/2025	(34.42)	(73)	0.00%
S&P 500 Weekly P5915 Index	02/05/2025	(48.24)	(306)	0.00%
S&P 500 Weekly P5940 Index	02/05/2025	(134.29)	(1,259)	-0.01%
S&P 500 Weekly P5900 Index	02/06/2025	(34.59)	(236)	0.00%
S&P 500 Weekly P5925 Index	02/06/2025	(48.02)	(471)	0.00%
S&P 500 Weekly P5975 Index	02/06/2025	(60.14)	(1,156)	0.00%
S&P 500 Weekly P5910 Index	02/07/2025	(94.43)	(1,158)	0.00%
S&P 500 Weekly P5920 Index	02/10/2025	(60.24)	(1,016)	0.00%
S&P 500 Weekly P5825 Index	02/11/2025	(60.22)	(476)	0.00%
S&P 500 Weekly P5840 Index	02/12/2025	(60.54)	(733)	0.00%
S&P 500 Weekly P5840 Index	02/13/2025	(60.52)	(844)	0.00%
S&P 500 Weekly P5950 Index	02/14/2025	(60.51)	(2,058)	-0.01%
S&P 500 Weekly P5940 Index	02/18/2025	(60.12)	(2,070)	-0.01%
S&P 500 Weekly P6000 Index	02/19/2025	(60.20)	(3,188)	-0.01%
S&P 500 Weekly P6050 Index	02/20/2025	(59.83)	(4,426)	-0.02%
S&P 500 Weekly P6085 Index	02/21/2025	(59.49)	(5,435)	-0.02%
S&P 500 Weekly P6120 Index	02/24/2025	(59.20)	(6,593)	-0.02%
S&P 500 Weekly P6100 Index	02/25/2025	(58.94)	(6,015)	-0.02%
S&P 500 Weekly P6010 Index	02/26/2025	(59.10)	(3,879)	-0.01%
S&P 500 Weekly P6070 Index	02/27/2025	(59.71)	(5,550)	-0.02%
S&P 500 Weekly P6040 Index	02/28/2025	(59.37)	(4,869)	-0.02%
S&P 500 Weekly P6070 Index	03/03/2025	(59.58)	(5,713)	-0.02%
S&P 500 Weekly P6040 Index	03/04/2025	(59.39)	(5,040)	-0.02%
Total Options Contracts			(68,052)	-0.22%
Cash
Cash			15,312,006	50.09%
Total Underlying Positions			$30,568,354	100.00%

Summary of Fair Value Disclosure as of January 31, 2025 (Unaudited)

Aptus Large Cap Upside ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$28,084,736	$–	$–	$28,084,736
U.S. Treasury Bills	–	2,238,131	–	2,238,131
Total Investments	$28,084,736	$2,238,131	$–	$30,322,867

Other Financial Instruments:
Total Return Swaps*	$–	$51,701	$–	$51,701
Total Other Financial Instruments	$–	$51,701	$–	$51,701

* The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of January 31, 2025.

Refer to the Schedule of Investments and Schedule of Total Return Swap Contracts for further disaggregation of investment categories.